Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)
At cost:
Property and equipment, gross	¥ 3,223,064	$ 23,701	¥ 1,595,525
Accumulated depreciation	(1,156,051)	(8,501)	(377,440)
Property and equipment, net	2,067,013	15,200	1,218,085
Office equipment [Member]
At cost:
Property and equipment, gross	¥ 3,223,064	$ 23,701	¥ 1,595,525